RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
The following amounts are included in Due from affiliates:

		2015		2014
(millions of Canadian $)	Maturity Date	Outstanding at December 31	Effective Interest Rate	Outstanding at December 31	Effective Interest Rate

Discount Notes[1]	2016	2,376	0.9%	2,597	1.3%
Credit Facility[2]		100	2.7%	245	3.0%
		2,476		2,842

[1]	Issued to TransCanada. Interest on the discount notes is equivalent to current commercial paper rates.

[2]	Issued to TransCanada. This facility is repayable on demand and bears interest at the Royal Bank of Canada prime rate per annum.
In 2015, Interest income included $29 million as a result of inter-corporate lending to TransCanada (2014 – $37 million; 2013 – $38 million).
At December 31, 2015, Accounts receivable included $13 million due from TransCanada (December 31, 2014 – $59 million).
The following amounts are included in Due to affiliates:

		2015		2014
(millions of Canadian $)	Maturity Date	Outstanding at December 31	Effective Interest Rate	Outstanding at December 31	Effective Interest Rate

Credit Facility[1]	2016	311	3.5%	866	3.8%
		311		866

[1]	TransCanada has an unsecured $3.5 billion credit facility with a subsidiary of TCPL. Interest on this facility is charged at Reuters prime rate plus 75 basis points.
In 2015, Interest expense included $28 million of interest charges as a result of inter-corporate borrowing (2014 – $37 million; 2013 - $62 million).
At December 31, 2015, Accounts payable and other included $12 million due to TransCanada (December 31, 2014 – $16 million).
At December 31, 2015, Accrued interest included nil of interest payable to TransCanada (December 31, 2014 – $1 million).
In 2015, the Company made interest payments of $29 million to TransCanada (2014 – $37 million; 2013 – $62 million).